Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties and leases	Capitalized Evaluation	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2016	406,891	1,732,066	164,392	4,776,549	71,020	7,150,918
Additions/transfers	24,121	62,050	2,577	235,756	6,475	330,979
Sale of China Business	(266,878)	(376,571)	(24,712)	(1,132,900)	-	(1,801,061)
Proceeds on production of tailings retreatment	-	-	-	(3,708)	-	(3,708)
Other movements	1,084	2,088	(335)	6,457	-	9,294
Disposals	(678)	(2,685)	-	(4,681)	-	(8,044)
Balance at December 31, 2016	164,540	1,416,948	141,922	3,877,473	77,495	5,678,378

Balance at January 1, 2017	164,540	1,416,948	141,922	3,877,473	77,495	5,678,378
Additions/transfers	12,322	115,684	(42,933)	254,481	9,536	349,090
Aquisition of Integra	4,820	3,646	-	385,181	-	393,647
Proceeds on pre-commercial production and tailings retreatment	-	-	-	(38,200)	-	(38,200)
Other movements	4,251	(2,325)	(12,336)	7,832	-	(2,578)
Disposals	(10)	(2,313)	(29,832)	(1,168)	-	(33,323)
Balance at December 31, 2017	185,923	1,531,640	56,821	4,485,599	87,031	6,347,014

Depreciation and impairment losses
Balance at January 1, 2016	(131,905)	(820,973)	(4,733)	(1,445,548)	-	(2,403,159)
Depreciation for the year	(12,000)	(78,847)	-	(8,820)	-	(99,667)
Other movements	(274)	(1,198)	-	(1,897)	-	(3,369)
Sale of China Business	105,536	193,106	-	173,010	-	471,652
Disposals	8	1,271	-	713	-	1,992
Balance at December 31, 2016	(38,635)	(706,641)	(4,733)	(1,282,542)	-	(2,032,551)

Balance at January 1, 2017	(38,635)	(706,641)	(4,733)	(1,282,542)	-	(2,032,551)
Depreciation for the year	(4,245)	(79,044)	-	(2,948)	-	(86,237)
Other movements	(546)	(2,048)	-	80	-	(2,514)
Disposals	-	1,683	-	2	-	1,685
Balance at December 31, 2017	(43,426)	(786,050)	(4,733)	(1,285,408)	-	(2,119,617)

Carrying amounts
At January 1, 2016	274,986	911,093	159,659	3,331,001	71,020	4,747,759
At December 31, 2016	125,905	710,307	137,189	2,594,931	77,495	3,645,827
Balance at December 31, 2017	142,497	745,590	52,088	3,200,191	87,031	4,227,397

Summary of Key Assumptions Used for Assessing Recoverable Amount of Company's CGUs Versus Carrying Values

The key assumptions used for assessing the recoverable amount of the Company’s CGUs versus their carrying values are as follows:

Gold price ($/oz)	$1,300
Silver price ($/oz)	$18
Lead price ($/lb)	$1.09
Zinc price ($/lb)	$1.27
Copper price ($/lb)	$2.80
Discount rate	5 - 8%